DEFERRED TAX - Disclosure of Deferred Taxes Calculated on Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Tax [Abstract]
Intangible assets - deferred tax assets	$ 5,797	$ 5,742
Intangible assets - deferred tax liability	(3,193)	(3,151)
Trading losses and other allowances	2,522	1,062
Net deferred tax assets	$ 5,126	$ 3,653	$ 7,028